Modifications of Loans Performing (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Recorded Investment Past Due [Line Items]
Past Due 30-89	$ 7,163,000	$ 5,553,000
Past Due 90 days and still accuring	669,000	159,000
Non-Accural	6,056,000	3,181,000
Total	704,532,000	579,623,000
Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Current Loans	2,880,240	1,555,830
Past Due 30-89	622,302	93,513
Past Due 90 days and still accuring	0	0
Non-Accural	3,281,075	557,225
Total	6,783,617	2,206,568
Allowance for loan losses, Current Loans	120,220	62,084
Allowance for loan losses, Past Due 30-89	11,206	43,254
Allowance for loan losses, Past Due 90 days and still accruing	102,657	0
Allowance for loan losses, Non-Accural	0	78,466
Allowance for loan losses, Total	234,083	183,804
Commercial real estate | Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Current Loans	1,684,755	406,931
Past Due 30-89	0	0
Past Due 90 days and still accuring	0	0
Non-Accural	2,729,170	0
Total	4,413,925	406,931
Commercial installment | Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Current Loans		72,783
Past Due 30-89		0
Past Due 90 days and still accuring		0
Non-Accural		0
Total		72,783
Commercial installment | Commercial real estate | Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Current Loans	233,340
Past Due 30-89	0
Past Due 90 days and still accuring	0
Non-Accural	0
Total	233,340
Consumer real estate | Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Current Loans	952,162	1,071,918
Past Due 30-89	622,302	58,462
Past Due 90 days and still accuring	0	0
Non-Accural	448,796	422,142
Total	2,023,260	1,552,522
Consumer installment | Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Current Loans	9,983	4,198
Past Due 30-89	0	35,051
Past Due 90 days and still accuring	0	0
Non-Accural	103,109	135,083
Total	$ 113,092	$ 174,332